SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies [Line Items]
Weighted average interest rates of short-term deposits	5.90%	6.60%
Time deposits, weighted average interest rate, maturities year one	0.20%	2.00%
Equity Securities without Readily Determinable Fair Value, Amount	$ 23,639,000	$ 21,310,000
Equity Securities without Readily Determinable Fair Value, Upward Price Adjustment, Annual Amount	0	4,156,000	$ 174,000
Marketable equity securities with readily determinable fair values	831,000	400,000	3,000,000
Equity Securities without Readily Determinable Fair Value, Upward Price Adjustment, Cumulative Amount	8,276,000
Equity Securities without Readily Determinable Fair Value, Impairment Loss, Cumulative Amount	4,231,000	3,400,000
Cash Flow Hedge Derivative Instrument Assets at Fair Value	9,088,000	14,068,000
Cash Flow Hedge Derivative Instrument Liabilities at Fair Value	0
Derivative, Fair Value, Net		5,374,000
Accumulated income (loss) on derivatives	280,000	29,054,000	(21,643,000)
Gain (Loss) on Foreign Currency Derivatives Recorded in Earnings, Net	$ 6,490,000	(6,998,000)	9,747,000
Severance pay rate	8.33%
Severance Costs	$ 24,969,000	22,537,000	24,987,000
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	100.00%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Amount	$ 23,000.0
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	4.00%
Defined Contribution Plan, Cost	$ 1,687,000	1,965,000	2,672,000
Price allocated to remaining performance obligations	$ 794,201,000
Percentage of remaining performance obligation	83.00%
Deferred commissions	$ 3,617,000	4,125,000
Capitalized Computer Software, Additions	1,855,000	3,395,000	2,741,000
Advertising Expense	175,595,000	142,775,000	224,266,000
Grant Proceeds		137,000	$ 535,000
Deferred Revenue	750,442,000	675,992,000
OperatingLeaseRightOfUseAssetMember
Significant Accounting Policies [Line Items]
Asset Impairment Charges		25,525,000
Certain employees over 50 years of age
Significant Accounting Policies [Line Items]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Amount	30,500
Designated as hedging instrument
Significant Accounting Policies [Line Items]
Accumulated income (loss) on derivatives	9,035,000	8,717,000
Derivative, Notional Amount	334,738,000	496,129,000
Not designated as hedging instrument
Significant Accounting Policies [Line Items]
Derivative, Notional Amount	185,563,000	36,779,000
Derivative Asset	4,056,000	991,000
Derivative Liability	$ 2,000	$ 2,494,000